UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter ended: December 31, 1999

Check here if Amendment [   ]; Amendment Number:
This Amendment (Check only one.) [   ] is a restatement.
                                 [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:                           The Reconnaissance Fund LP
Address:                        P.O. Box 1180
                                Avon, Connecticut 06001


13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:                           Willaim J. Newman
Title:                          Manager
Phone:                          (860) 409-0600
Signature, Place, and Date of Signing:

     /s/ William J. Newman      Avon, Connecticut               1/19/2000
         (Signature)              (City, State)                  (Date)

Report Type (Check only one.):

[X]                             13F HOLDINGS REPORT.

[ ]                             13F NOTICE.

[ ]                             13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Manager    0

Form 13F Information Table Entry    32

Form 13F Information Table Value    $119,971

List of Other Included Managers:    NONE

                                                              FORM 13F-HR
                                                         qtr ending 12/31/99

        COLUMN 1              COLUMN 2       COLUMN 3     COLUMN 4           COLUMN 5           COLUMN 6     COL 7     COLUMN 8
-------------------------- --------------   ----------   -----------    ------------------   -------------   -----  --------------
                                                            VALUE       SHRS OR  SH/  PUT/   INV. DISCR.              VOT AUTHOR.
     NAME OF ISSUER        TITLE OF CLASS     CUSIP        (x$1000)     PRN AMT  PRN  CALL   SOLE SHRD OTH   MGR    SOLE  SHRD NONE
-----------------------------------------------------------------------------------------------------------------------------------
AGILE SOFTWARE CORP          COMMON         00846X105         2172         10000 SH           x                     10000
AKAMAI TECH                  COMMON         00971T101         2621          8000 SH           x                      8000
ARIBA INC                    COMMON         04033V104         8869         50000 SH           x                     50000
AMERICAN EXPRESS CO          COMMON         025816109         2993         18000 SH           x                     18000
BROADCOM CORP                COMMON         111320107         1362          5000 SH           x                      5000
BROADVISION INC              COMMON         025816109         4252         25000 SH           x                     25000
CHEMDEX CORP                 COMMON         163595101         2220         20000 SH           x                     20000
CMGI INC                     COMMON         125750109         2769         10000 SH           x                     10000
CRITICAL PATH INC            COMMON         22674V100         6134         65000 SH           x                     65000
DOUBLECLICK INC              COMMON         258609304         5061         20000 SH           x                     20000
DIAMOND TECH PRTNRS A        COMMON         252762109         2063         24000 SH           x                     24000
ENGAGE TECHNOLOGIES INC USD  COMMON         292827102         4200         70000 SH           x                     70000
E-TEK DYNAMICS INC           COMMON         269240107         3366         25000 SH           x                     25000
GENESYS TELECOM              COMMON         371931106         3780         70000 SH           x                     70000
GOLDMAN SACHS GROUP INC      COMMON         38141G104         2826         30000 SH           x                     30000
JDS UNIPHASE CORP            COMMON         46612J101         6453         40000 SH           x                     40000
MICROSOFT CORP               COMMON         594918104         2919         25000 SH           x                     25000
MORGAN STANLEY DEAN WITTER   COMMON         617446448         2855         20000 SH           x                     20000
ORACLE CORP                  COMMON         68389X105         3922         35000 SH           x                     35000
PUMA TECHNOLOGY INC          COMMON         745887109         3266         25000 SH           x                     25000
QUALCOMM INC                 COMMON         747525103        10568         60000 SH           x                     60000
SAPIENT CORP                 COMMON         803062108         3523         25000 SH           x                     25000
SCIENT CORP                  COMMON         80864H109         4322         50000 SH           x                     50000
SIEBEL SYS INC               COMMON         826170102         3360         40000 SH           x                     40000
SAGENT TECHNOLOGY            COMMON         786693101         2994        100000 SH           x                    100000
SILKNET SOFTWARE INC         COMMON         827094103         3315         20000 SH           x                     20000
SUN MICROSYS                 COMMON         866810104         2013         26000 SH           x                     26000
VITRIA TECH INC              COMMON         92849Q104         1170          5000 SH           x                      5000
VERITAS SOFTWARE             COMMON         923436109         3220         22500 SH           x                     22500
WAL-MART USD.10              COMMON         931142103         2074         30000 SH           x                     30000
YAHOO INC                    COMMON         984332106         8654         20000 SH           x                     20000

Reconnaissance Fund - IPO account

AKAM    AKAMAI TECH          COMMON         00971T101          655          2000 SH           x                      2000

                                                           119,971